UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX             November 14, 2012
 ------------------                --------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
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Form 13F Information Table Entry Total:                       12
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Form 13F Information Table Value Total:                    $32,484
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                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                     Quarter Ended September 30, 2012

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                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
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CHENIERE ENERGY INC       COM NEW        16411R208    2,043  131,571 SH       SOLE                131,571      0    0
DAVITA INC                COM            23918K108    1,658   16,000 SH       SOLE                 16,000      0    0
EXXON MOBIL CORP          COM            30231G102      457    5,000 SH       SOLE                  5,000      0    0
ISHARES TR                RUSSELL 2000   464287655    5,841   70,000 SH  PUT  SOLE                 70,000      0    0
MASCO CORP                COM            574599106      151   10,000 SH       SOLE                 10,000      0    0
SIRIUS XM RADIO INC       COM            82967N108      518  200,000 SH       SOLE                200,000      0    0
SPDR GOLD TRUST           GOLD SHS       78463V107   10,313   60,000 SH       SOLE                 60,000      0    0
SPDR S&P 500 ETF TR       TR UNIT        78462F103    2,836   19,700 SH       SOLE                 19,700      0    0
UNITED STATES OIL FUND LP UNITS          91232N108    2,388   70,000 SH  CALL SOLE                 70,000      0    0
VALERO ENERGY CORP NEW    COM            91913Y100    3,795  119,800 SH       SOLE                119,800      0    0
WAL-MART STORES INC       COM            931142103    1,845   25,000 SH       SOLE                 25,000      0    0
WELLS FARGO & CO NEW      COM            949746101      639   18,500 SH       SOLE                 18,500      0    0